Loans and Borrowings (Narrative) (Details) - EUR (€) € in Thousands		1 Months Ended	6 Months Ended
	Mar. 12, 2019	Apr. 30, 2019	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate basis			Annual interest rate equal to the Euribor 6 month rate plus a margin of 2%
Notional amount			€ 17,600
Spanish Subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan	€ 18,400
Interest rate basis	Euribor 6 months plus a margin of 2% (with a zero interest floor) is repaid semi-annually on June 30 and December 31.
Maturity date	December 31, 2037
Description of Debt Equity ratio and holdings	The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Spanish Subsidiaries' net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.
Spanish Subsidiaries [Member] | Swap contract [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%
Maturity date	December 2037
Notional amount	€ 17,600
Spanish Subsidiaries [Member] | Four tranches [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan	17,600
Spanish Subsidiaries [Member] | Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan	€ 800
Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		Talasol entered into a swap agreement, replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 0.9412%.
Description of Debt Equity ratio and holdings		During the construction period, interest payments on the term, revolving debt and VAT facilities will be made on a monthly basis, and semi-annually thereafter (commencing March 31, 2021). The VAT facilities’ interest period, however, remains on a monthly basis. The agreements executed in connection with the Talasol Project Finance provide for mandatory prepayment upon the occurrence of certain events and various customary representations, warranties and covenants, including covenants to maintain a Historic and Projected DSCR not lower than 1.05:1, and not to make distributions in the event that: (i) the Historic and Projected DSCR will be lower than 1.15:1.0 and (ii) the Loan Life Cover Ratio will be lower than 1.20:1.0. The facilities provided by the EIB include certain other representations and undertakings mandated by applicable EU regulation.
Talasol Project [Member] | Term facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan		€ 65,900
Interest rate basis		annual interest of 6 month Euribor (with a zero floor and synchronous with the applicable interest period
Maturity date		September 30, 2033
Description of applicable margin		The applicable margins are: (i) 2.25% until technical completion, (ii) 2% from technical completion until the 5th anniversary of technical completion, (iii) 2.25% from the 5th anniversary of technical completion until the termination date of the power hedge agreement that Talasol entered into last June (the “PPA”, i.e., September 30, 2030), and (iv) 2.5% from the termination date of the PPA until the end of the term of the commercial term facility;
Talasol Project [Member] | Revolving debt service reserve facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan		€ 4,450
Interest rate basis		annual interest of 6 month Euribor (with a zero floor) plus a margin determined based on the stage of the Talasol Project.
Maturity date		September 30, 2033 or (ii) the date on which the commercial term loan set forth under (a) above has been repaid in full.
Description of applicable margin		The applicable margins are: (i) 2.5% until technical completion, (ii) 2.25% from technical completion until the 5th anniversary of technical completion, (iii) 2.50% from the 5th anniversary of technical completion until the termination date of the PPA), and (iv) 2.75% from the termination date of the PPA until the termination date;
Talasol Project [Member] | VAT facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan		€ 6,670
Interest rate basis		annual interest of 1 month Euribor (with a zero floor) plus a margin of 2%;
Maturity date		June 30, 2021
Talasol Project [Member] | Letter of credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan		€ 12,000
Interest rate basis		annual interest of (i) 1.25% for amounts cash covered, and (ii) 2% for any other amounts;
Maturity date		September 30, 2030
Talasol Project [Member] | Term facility from EIB [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan		€ 65,000
Interest rate basis		annual interest of Euribor synchronous with the applicable interest period described below plus a margin (expected to be 1.76%)
Maturity date		September 30, 2033
Talasol Project [Member] | Revolving debt service reserve facility from EIB [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan		€ 4,450
Interest rate basis		annual interest of 6 month Euribor (with a zero floor) plus a margin
Maturity date		September 30, 2033 or (ii) the date on which the commercial term loan set forth under
Talasol Project [Member] | Shares in Talasol [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest		50.10%